UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY

CALIFORNIA MUNICIPALS FUND (Formerly Known as LEGG MASON PARTNERS INTERMEDIATE

MATURITY CALIFORNIA MUNICIPALS FUND)

FORM N-Q

AUGUST 31, 2009

Legg Mason Western Asset Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited)	August 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 98.9%
Education - 1.6%
$2,000,000	California MFA Revenue, Biola University, 5.625% due 10/1/23	$1,944,060

Health Care - 15.3%
1,545,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare, 6.000% due 8/1/24	1,564,467
	California Health Facilities Financing Authority Revenue:
4,500,000	Catholic Healthcare West, 5.125% due 7/1/22	4,428,675
1,500,000	Providence Health & Services System, 6.250% due 10/1/24	1,653,825
	California Statewide CDA Revenue:
3,000,000	Lodi Memorial Hospital, CMI, 5.000% due 12/1/22	2,934,420
5,000,000	Methodist Hospital Project, FHA, 6.250% due 8/1/24	5,442,750
3,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	3,004,110

	Total Health Care	19,028,247

Industrial Revenue - 3.9%
2,000,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/26	1,901,500
2,905,000	The California County Tobacco Securitization Agency, Asset-Backed, Alameda County, 4.750% due 6/1/12	2,922,604

	Total Industrial Revenue	4,824,104

Leasing - 18.3%
3,000,000	Alameda County, CA, Joint Powers Authority Lease Revenue, FSA, 5.000% due 12/1/23	3,114,720
1,000,000	California State Public Works Board, Lease Revenue, Refunding, Various California State University Project, 5.450% due 9/1/14	1,001,930
1,090,000	El Dorado, CA, Irrigation District, COP, AGC, 5.375% due 8/1/24	1,158,365
1,470,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.125% due 8/1/13	1,501,370
	Los Angeles, CA:
5,000,000	Convention & Exhibit Center Authority Lease Revenue, 5.000% due 8/15/20	5,123,150
3,400,000	Municipal Improvement Corp. Lease Revenue, 5.000% due 9/1/21	3,474,120
1,000,000	Modesto, CA, Irrigation District, COP, Capital Improvement, FSA, 5.250% due 7/1/15	1,057,120
2,165,000	San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC, 5.250% due 6/1/14	2,359,200
	Solano County, CA, COP, Capital Improvement Program, AMBAC:
1,000,000	4.875% due 11/15/11	1,015,900
1,000,000	5.000% due 11/15/13	1,014,420
2,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, 5.300% due 10/1/11	2,011,740

	Total Leasing	22,832,035

Local General Obligation - 3.6%
	Tahoe Truckee, CA, GO, USD, Refunding, School Facilities Improvement, NATL:
1,480,000	District Number 1, 5.000% due 8/1/14	1,663,076
1,180,000	District Number 2, 5.000% due 8/1/14	1,325,966
1,500,000	Visalia, CA, GO, USD, NATL/FGIC, 4.900% due 8/1/12	1,516,680

	Total Local General Obligation	4,505,722

Other - 2.5%
	Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, NATL:
1,935,000	5.250% due 8/1/15	1,981,537

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Other - 2.5% (continued)
$1,060,000	5.250% due 8/1/16	$1,082,578

	Total Other	3,064,115

Power - 16.5%
500,000	California State Department Water Resources Power Supply Revenue, 5.500% due 5/1/12	550,870
	Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project:
1,000,000	5.000% due 7/1/17	1,095,430
800,000	5.000% due 7/1/19	862,416
1,000,000	5.250% due 7/1/20	1,090,540
5,000,000	M-S-R Energy Authority, CA, 6.125% due 11/1/29 (a)	4,968,050
	M-S-R Public Power Agency, California San Juan Project Revenue:
2,000,000	Refunding, NATL, 5.000% due 7/1/15	2,068,740
3,000,000	Subordinate Lien, FSA, 5.000% due 7/1/22	3,101,460
2,000,000	Northern, CA, Power Agency Revenue, Hydroelectric, AGC, 5.000% due 7/1/24	2,100,320
3,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	3,140,310
1,405,000	Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, 5.000% due 7/1/17	1,537,070

	Total Power	20,515,206

Pre-Refunded/Escrowed to Maturity - 8.7%
1,010,000	California State University Channel Islands Financing Authority Revenue, East Campus Community, NATL, LOC-Citibank NA, 4.875% due 9/1/16 (b)	1,092,739
650,000	Corona-Norco, CA, GO, USD, FGIC, 5.250% due 9/1/15 (b)	709,423
3,000,000	Los Angeles County, CA, MTA Sales Tax Revenue, Property C, Second Senior Lien, FGIC, 5.000% due 7/1/17 (b)	3,143,820
3,000,000	Los Angeles, CA, GO, USD, Election of 1997, NATL, 5.500% due 7/1/15 (b)	3,365,580
50,000	Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized, 7.750% due 10/1/11 (c)	51,978
2,170,000	Morgan Hill, CA, GO, USD, FGIC, 5.250% due 8/1/16 (b)	2,381,575
95,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (c)	109,436

	Total Pre-Refunded/Escrowed to Maturity	10,854,551

Solid Waste/Resource Recovery - 0.8%
1,000,000	California PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc. Project, 4.000% due 6/1/10 (d)	998,930

Special Tax Obligation - 5.8%
3,675,000	Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL, 5.250% due 8/1/15	3,715,388
2,000,000	Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, NATL/FGIC, 5.500% due 9/1/14	2,027,860
1,375,000	San Diego, CA, RDA, Tax Allocation, Centre City Redevelopment Project, FSA, 5.250% due 9/1/15	1,448,783

	Total Special Tax Obligation	7,192,031

State General Obligation - 3.5%
4,000,000	California State, GO, 5.500% due 8/1/21	4,336,640

Transportation - 9.3%
	Los Angeles, CA:
3,500,000	Department of Airports Revenue, Los Angeles International Airport, 5.500% due 5/15/19 (e)	3,626,945
2,575,000	Harbor Department Revenue, 5.250% due 8/1/21	2,814,089

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Transportation - 9.3% (continued)
$5,000,000	San Francisco, CA, City & County Airports Commission, International Airport Revenue, 6.500% due 5/1/19 (e)(f)	$5,103,500

	Total Transportation	11,544,534

Water & Sewer - 9.1%
3,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, AGC, 5.000% due 7/1/28	3,524,605
5,000,000	San Diego, CA, Public Facilities Financing Authority Sewer Revenue, 5.000% due 5/15/20	5,478,450
	Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC:
1,520,000	5.500% due 10/1/13 (e)	1,683,887
605,000	5.500% due 10/1/14 (e)	642,788

	Total Water & Sewer	11,329,730

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $120,122,681)	122,969,905

SHORT-TERM INVESTMENTS - 2.6%
Education - 0.3%
400,000	California EFA Revenue, Chapman University, LOC-Bank of America N.A., 0.120%, 9/1/09 (g)	400,000

General Obligation - 0.2%
300,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, LOC-Wachovia Bank N.A., 0.100%, 9/1/09 (g)	300,000

Health Care - 0.6%
800,000	California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A., 0.100%, 9/1/09 (g)	800,000

Industrial Revenue - 0.1%
100,000	California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, LOC-Northern Trust Co., 0.100%, 9/1/09 (g)	100,000

Public Facilities - 0.4%
500,000	California Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, LOC-Bank of America N.A., 0.100%, 9/1/09 (g)	500,000

Utilities - 0.4%
500,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A., 0.100%, 9/1/09 (g)	500,000

Water & Sewer - 0.6%
400,000	California State Department of Water Resources, Power Supply Revenue, Refunding, Subordinated, LOC-Bank of America, 0.100%, 9/1/09 (g)	400,000
300,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, LOC-Bank of America N.A., 0.120%, 9/1/09 (g)	300,000

	Total Water & Sewer	700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,300,000)	3,300,000

	TOTAL INVESTMENTS - 101.5% (Cost - $123,422,681#)	126,269,905
	Liabilities in Excess of Other Assets - (1.5)%	(1,894,422)

	TOTAL NET ASSETS - 100.0%	$124,375,483

See Notes to Schedule of Investments.

Legg Mason Western Asset Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

(a)	Security is issued on a when-issued basis.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AGC	— Assured Guaranty Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
USD	— Unified School District

Ratings Table*

S&P/Moody’s/Fitch**

AAA/Aaa	14.3%
AA/Aa	33.3
A	42.4
BBB/Baa	6.2
A-1/VMIG1/F1	2.6
NR	1.2
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity California Municipals Fund (formerly known as Legg Mason Partners Intermediate Maturity California Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstances.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$122,969,905	—	$122,969,905
Short-term investments†	—	3,300,000	—	3,300,000

Total	—	$126,269,905	—	$126,269,905

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Securities Traded on a When-Issued Basis. The fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,356,001
Gross unrealized depreciation	(508,777)

Net unrealized appreciation	$2,847,224

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of August 31, 2009, the Fund did not have any open Futures Contracts but had an average market value of $9,892,250 in Futures Contracts (to sell) during the period ended August 31, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 26, 2009